Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Inventories
Finished goods	€ 1,233,197	€ 1,088,311
Health care supplies	452,073	473,164
Raw materials and purchased components	247,478	232,422
Work in process	105,266	101,413
Inventories	2,038,014	1,895,310
Unconditional purchase agreement of materials	522,300
Inventory write-down	€ 69,250	€ 61,256
Minimum
Inventories
Term of unconditional purchase agreements of materials	1 year
Maximum
Inventories
Term of unconditional purchase agreements of materials	10 years
Less than 1 year
Inventories
Unconditional purchase agreement of materials	€ 287,334